Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares [Abstract]
ORDINARY SHARES
22.	ORDINARY SHARES

Issued and fully paid:

	Number of	Ordinary
	shares	Shares
		$’000
As of 1 January 2023	25,440,000	3
Issuance of ordinary shares	12,717,391	1
Conversion of Series A convertible preferred shares	14,560,000	1
Conversion of Financial liabilities at FVTPL	42,983,414	5
As at 31 December 2023	95,700,805	10
Exercise of share options	131,268	—
Vesting of RSUs	15,000	—
Cancel of ordinary shares	(2)	—
As at 31 December 2024	95,847,071	10

The authorized share capital of the Company as of December 31, 2024 is $50 divided into 500,000,000 Shares of par value of $0.0001 each.

In 2021, the Company issued 9,000,000 ordinary shares to Nortye Talent Limited and 6,000,000 ordinary shares to Nortye International Limited respectively to manage the Share Incentive Plan. Among which, nil and 146,268 ordinary shares were paid as of December 31, 2023 and 2024, respectively.